Commitments and Contingencies (Minimum Lease Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
2015	$ 20,642
2016	17,826
2017	15,325
2018	14,330
2019	13,884
Thereafter	314,391
Lease obligations	396,398
Selling, General and Administrative Expenses
Operating Leased Assets [Line Items]
Lease expense during the period	$ 30,300	$ 31,000	$ 29,000